Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



September 14, 2006



VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:      The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-6400)
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Ladies and Gentlemen:

On behalf of The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statement of Additional Information for the Trust's WHG SmallCap Fund, WHG Balanced Fund, and WHG AllCap Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 93, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001135428-06-000426 on September 8, 2006.

Please do not hesitate to contact me at 215.963.5110 should you have any questions.

Very truly yours,

/s/ John M. Ford
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John M. Ford